Consolidated Statements of Changes in Shareholders’ Deficit ¥ in Thousands, $ in Thousands	Ordinary shares Class A CNY (¥) shares	Ordinary shares Class B CNY (¥) shares	Additional paid in capital CNY (¥)	Accumulated other comprehensive (loss) income CNY (¥)	Accumulated deficit CNY (¥)	CNY (¥)	USD ($)
Balance at Sep. 30, 2022	¥ 1,727		¥ 2,954,625	¥ 29,453	¥ (3,558,667)	¥ (572,862)
Balance (in Shares) at Sep. 30, 2022 | shares	25,878,920
Issuance of Class B Ordinary shares		¥ 172	(172)
Issuance of Class B Ordinary shares (in Shares) | shares		2,500,000
Share-based compensation			4,782			4,782
Net loss					(71,313)	(71,313)
Foreign currency translation adjustments				(4,031)		(4,031)
Balance at Sep. 30, 2023	¥ 1,727	¥ 172	2,959,235	25,422	(3,629,980)	(643,424)
Balance (in Shares) at Sep. 30, 2023 | shares	25,878,920	2,500,000
Conversion of notes to Class A ordinary shares	¥ 42,449		155,646	(6,220)		191,875
Conversion of notes to Class A ordinary shares (in Shares) | shares	585,900,000
Issuance of Class A shares	¥ 8,379		24,065			32,444
Issuance of Class A shares (in Shares) | shares	119,400,000
Disposal of subsidiaries				(19,102)		(19,102)
Issuance of Class B Ordinary shares		¥ 4,451	(4,451)
Issuance of Class B Ordinary shares (in Shares) | shares		61,427,890
Share-based compensation			2,507			2,507
Net loss					(226,821)	(226,821)
Foreign currency translation adjustments				105,948		105,948
Balance at Sep. 30, 2024	¥ 52,555	¥ 4,623	3,137,002	106,048	(3,856,801)	(556,573)
Balance (in Shares) at Sep. 30, 2024 | shares	731,178,920	63,927,890
fractional shares rounded down
fractional shares rounded down (in Shares) | shares	21
Issuance of Class A shares pursuant to F3 financing	¥ 122,308		(47,613)	2,122		76,817
Issuance of Class A shares pursuant to F3 financing (in Shares) | shares	3,092,400,000
Notes Payable conversion with Ordinary Shares	¥ 78		376,130	(6,104)		370,104
Notes Payable conversion with Ordinary Shares (in Shares) | shares	108,027,515,844
Issuance of Class B Ordinary shares		¥ 9	(9)
Issuance of Class B Ordinary shares (in Shares) | shares		11,800,000,000
Net loss					(748,414)	(748,414)	$ (105,129)
Foreign currency translation adjustments				(22,077)		(22,077)
Balance at Sep. 30, 2025	¥ 174,941	¥ 4,632	¥ 3,465,510	¥ 79,989	¥ (4,605,215)	¥ (880,143)	$ (123,633)
Balance (in Shares) at Sep. 30, 2025 | shares	111,851,094,785	11,863,927,890